Debt - Narrative (Details) $ / shares in Units, shares in Millions			12 Months Ended
	Dec. 14, 2021 USD ($)	May 28, 2021 USD ($) $ / shares Rate	Dec. 31, 2023 USD ($) Day $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 19, 2018 USD ($)
Debt Instrument [Line Items]
Purchase of convertible bond hedge			$ 0	$ 0	$ 65,600,000
Proceeds from sale of warrants			0	0	$ 29,500,000
Convertible Debt | Convertible senior notes
Debt Instrument [Line Items]
Aggregate principal amount of debt		$ 402,500,000
Stated interest rate on debt (percent)		0.25%
Proceeds from issuance of debt		$ 392,200,000
Debt Instrument, convertible, conversion ratio | Rate		589.58%
Redemption multiple		$ 1,000	1,000
Conversion price on convertible debt (in USD per share) | $ / shares		$ 169.61
Aggregate principal amount of notes that must be outstanding not subject to redemption			$ 100,000,000
Convertible Debt | Convertible senior notes | Debt Instrument, Convertible, Term One
Debt Instrument [Line Items]
Threshold percentage of stock price trigger			130.00%
Number of trading days | Day			20
Number of consecutive trading days | Day			30
Convertible Debt | Convertible senior notes | Debt Instrument, Convertible, Term Two
Debt Instrument [Line Items]
Threshold percentage of stock price trigger			98.00%
Number of trading days | Day			5
Number of consecutive trading days | Day			10
Convertible Debt | Convertible senior notes | Convertible Note Hedge
Debt Instrument [Line Items]
Purchase of convertible bond hedge			$ 65,600,000
Number of shares covered in transaction (in shares) | shares			2.4
Approximate strike price (in dollars per share) | $ / shares			$ 169.61
Adjustments to additional paid in capital, convertible note hedge transactions			$ 17,100,000	$ 17,100,000
Convertible Debt | Convertible senior notes | Convertible Note Warrants
Debt Instrument [Line Items]
Number of shares covered in transaction (in shares) | shares			2.4
Approximate strike price (in dollars per share) | $ / shares			$ 240.02
Proceeds from sale of warrants			$ 29,500,000
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate, basis spread (as a percent)	1.10%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, term			5 years
Maximum borrowing capacity (up to)	$ 1,300,000,000					$ 1,000,000,000
Remaining borrowing capacity			$ 1,043,800,000
Revolving Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee (as a percent)	15.00%
Revolving Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee (as a percent)	30.00%
Revolving Credit Facility | Line of Credit | Federal Funds Rate
Debt Instrument [Line Items]
Interest rate, basis spread (as a percent)	50.00%
Revolving Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate floor (as a percent)	0.00%
Interest rate, basis spread (as a percent)	10.00%